Accounting Policies - Change in the Fair Value of Recurring Fair Value Measurements (Detail) - Redeemable Common Stock [Member] - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2016	Oct. 31, 2015
Beginning balance	$ 15,350	$ 15,418
Change in fair value	10,716	6,426
Issuance of contingently redeemable common stock		2,000
Reclassification of contingently redeemable common stock to permanent equity	(3,773)	(8,494)
Ending balance	$ 22,293	$ 15,350